STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - November 30, 2023 at Nov. 30, 2022	$ 12	$ 288		$ (3,668,338)	$ (3,668,038)
Beginning balance, shares at Nov. 30, 2022	115,000	2,875,000
Extension funds attributable to ordinary shares subject to redemption				(250,000)	(250,000)
Remeasurement of Class A ordinary shares to redemption value				(4,083,541)	(4,083,541)
Net income				2,410,775	2,410,775
Balance - November 30, 2024 at Nov. 30, 2023	$ 12	$ 288		(5,591,104)	(5,590,804)
Ending balance, shares at Nov. 30, 2023	115,000	2,875,000
Extension funds attributable to ordinary shares subject to redemption				(370,000)	(370,000)
Remeasurement of Class A ordinary shares to redemption value				(1,123,400)	(1,123,400)
Net income				189,524	189,524
Balance - November 30, 2024 at Nov. 30, 2024	$ 12	$ 288		$ (6,894,980)	$ (6,894,680)
Ending balance, shares at Nov. 30, 2024	115,000	2,875,000